Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1. Description of Business
Ambiq Micro, Inc. (the Company) is a fabless semiconductor company that has developed technology based on a patented
Sub-threshold
Power Optimized Technology (SPOT
™
) platform that significantly reduces the amount of power consumed by integrated circuits. The following subsidiaries were formed by the Company and are wholly owned:
Ambiq Micro Singapore Private Ltd.
Shenzhen DeKean Electronics Co.
Ambiq Micro Asia Ltd.
Ambiq Micro Asia Ltd. Taiwan
Ambiq (Shenzhen) Electronics Co., Ltd.
Global Economic Considerations
The global macroeconomic environment is uncertain, and could be negatively affected by, among other things, increased U.S. disputes with countries that are existing trade partners, instability in the global capital and credit markets, supply chain weaknesses, instability in the geopolitical environment in Asia, Europe and the Middle East, and other tensions. Deterioration in economic factors arising from trade disputes between the United States and China, in particular, could have an adverse impact on the Company’s financial results given its customer concentrations in both countries. Such challenges have caused, and may continue to cause, recession fears, fluctuations in interest rates, foreign exchange volatility and inflationary pressures through the imposition of tariffs on sensitive technologies, including semiconductors.
Despite the uncertainty of these challenges, the Company believes it has considered all appropriate factors when making financial estimates and will continue to evaluate the impact of any significant changes resulting from these and other factors affecting the Company’s business performance.
Liquidity and Capital Resources
During the three months ended September 30, 2025, the Company reported a net loss of $9.0 million. During the nine months ended September 30, 2025, the Company reported a net loss of $25.8 million and had an operating cash flow deficit of $15.6 million. As of September 30, 2025, the Company had cash and cash equivalents totaling $146.5 million. Since inception, the Company has had negative cash flows and losses from operations which it has funded primarily through cash from operations and equity issuances. The Company anticipates incurring additional losses and negative cash flows from operations until such time, if ever, that it can generate significant sales of its products currently in development and is highly dependent on its ability to find additional sources of funding in the form of debt and equity financing. The Company’s ability to fund its planned operations, research and development, and commercialization of its products significantly depends on the amount and timing of cash receipts from these funding sources. Adequate additional funding may not be available to the Company on acceptable terms or at all. The failure to raise funds as and when needed and generate adequate sales could have a negative impact on the Company’s financial condition.

1. Description of Business
Ambiq Micro, Inc. (the Company) is a fabless semiconductor company that has developed technology based on a patented
Sub-threshold
Power Optimized Technology (SPOT
™
) platform that significantly reduces the amount of power consumed by integrated circuits. The following subsidiaries were formed by the Company and are wholly owned:

Ambiq Micro Singapore Private Ltd.
Shenzhen DeKean Electronics Co.
Ambiq Micro Asia Ltd.
Ambiq Micro Asia Ltd. Taiwan
Ambiq (Shenzhen) Electronics Co., Ltd.
Global Economic Considerations
The global macroeconomic environment is uncertain, and could be negatively affected by, among other things, increased U.S. disputes with countries who are existing trade partners, instability in the global capital and credit markets, supply chain weaknesses, and instability in the geopolitical environment in Asia, Europe and the Middle East, and other tensions. Deterioration in economic factors arising from trade disputes between the United States and China, in particular, could have an adverse impact on our financial results given our customer concentrations in both countries. Such challenges have caused, and may continue to cause, recession fears, rising interest rates, foreign exchange volatility and inflationary pressures through the imposition of tariffs on sensitive technologies, including semiconductors.
Despite the uncertainty of these challenges, the Company believes it has considered all appropriate factors when making financial estimates and will continue to evaluate the impact of any significant changes resulting from these and other factors affecting the Company’s business performance.
Liquidity and Capital Resources
During the year ended December 31, 2024, the Company reported a net loss of $39.7 million and had an operating cash flow deficit of $21.4 million. As of December 31, 2024, the Company had cash and cash equivalents totaling $61.0 million. Since inception, the Company has had negative cash flows and losses from operations which it has funded primarily through the issuances of common and preferred stock. The Company anticipates incurring additional losses and negative cash flows from operations until such time, if ever, that it can generate significant sales of its products currently in development and is highly dependent on its ability to find additional sources of funding in the form of debt and equity financing. The Company’s ability to fund its planned operations, research and development, and commercialization of its products significantly depends on the amount and timing of cash receipts from these funding sources. Adequate additional funding may not be available to the Company on acceptable terms or at all. The failure to raise funds as and when needed and generate adequate sales could have a negative impact on the Company’s financial condition and ability to satisfy its obligations over the next twelve months.